Note 29 (Tables)	6 Months Ended
Jun. 30, 2022
Capital Base And Capital Management [Abstract]
Capital Ratios [Table Text Block]
The eligible capital instruments and the risk-weighted assets of the Group (phased-in) are shown below, calculated in accordance with the applicable regulation, considering the entities in scope required by such regulation, as of June 30, 2022 and December 31, 2021:

Capital ratios (phased-in)
	June 2022 (*)	December 2021
Eligible Common Equity Tier 1 capital (millions of Euros) (a)	41,555	39,949
Eligible Additional Tier 1 capital (millions of Euros) (b)	5,264	5,737
Eligible Tier 2 capital (millions of Euros) (c)	6,833	7,383
Risk Weighted Assets (millions of Euros) (d)	330,819	307,795
Common Tier 1 capital ratio (CET 1) (A)=(a)/(d)	12.56%	12.98%
Additional Tier 1 capital ratio (AT 1) (B)=(b)/(d)	1.59%	1.86%
Tier 1 capital ratio (Tier 1) (A)+(B)	14.15%	14.84%
Tier 2 capital ratio (Tier 2) (C)=(c)/(d)	2.07%	2.40%
Total capital ratio (A)+(B)+(C)	16.22%	17.24%
(*) Provisional data.

Leverage Ratio [Table Text Block]
The breakdown of the leverage ratio as of June 30, 2022 and December 31, 2021, calculated according to CCR, is as follows:

Leverage ratio
	June 2022 (*)	December 2021
Tier 1 (millions of Euros) (a)	46,820	45,686
Exposure to leverage ratio (millions of Euros) (b)	752,718	671,789
Leverage ratio (a)/(b) (percentage)	6.22%	6.80%
(*) Provisional data